COLLABORATION AND LICENSE AGREEMENTS - Novartis (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Jun. 29, 2020	Mar. 06, 2018	Mar. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Change in transaction price				$ 3,508
Revenue recognized				(9,384)
Novartis
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of stock (in shares)		1,158,292
Sale of stock (in dollars per share)		$ 4.3167
Consideration received on transaction		$ 5,000
Novartis | Series B Preferred Stock
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of stock (in shares)			1,158,292
Sale of stock (in dollars per share)			$ 4.3167
Consideration received on transaction			$ 5,000
Novartis | Collaborative Arrangement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Change in transaction price					$ 600
Revenue recognized	$ 8,261
Novartis | Collaborative Arrangement | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2018-04-01
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Period of satisfaction			5 years
Novartis | Upfront Payment | Collaborative Arrangement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenue from arrangement			$ 5,000
Novartis | Reimbursement | Collaborative Arrangement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenue from arrangement				$ 3,105	$ 3,200